Common Stock - Additional Information (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Oct. 14, 2020	Dec. 31, 2018	Mar. 31, 2016
Common stock, voting rights	Each share of common stock is entitled to one vote.	Each share of common stock is entitled to one vote
Common stock, shares authorized	227,000,000	227,000,000		107,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001		$ 0.0001
Warrants or rights, number of shares called	71,544	71,544
Common Stock Warrants [Member]
Warrants or rights, number of shares called	71,544	71,544			57,239
Warrants or rights, exercise price	$ 1.21	$ 1.21			$ 1.21
Restricted Stock [Member] | Founders [Member]
Share-based payment award, award vesting percentage	25.00%	25.00%
Share based payment award, award vesting period	4 years	4 years
Subsequent Event [Member]
Common stock, shares authorized			100,000,000
Common stock, par or stated value per share			$ 0.0001